Bank Loans - Schedule of Bank Loans (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Schedule of Bank Loans [Line Items]
Total, Short-term bank loans		$ 1,996,775	$ 1,661,981
Total, Current portion of long-term bank loan		47,247
Total, Non-current portion of long-term bank loan		$ 287,872	289,323
Bank of Communications [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[1]	May 30, 2024 to May 30, 2025
Interest rate, Short-term bank loans	[1]	4.13%
Total, Short-term bank loans	[1]	$ 281,120
Ping’an Bank [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[2]	February 7, 2025 to February 6, 2026
Interest rate, Short-term bank loans	[2]	4.50%
Total, Short-term bank loans	[2]	$ 413,411
Industrial Bank [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[1]	November 13, 2024 to November 13, 2025
Interest rate, Short-term bank loans	[1]	3.80%
Total, Short-term bank loans	[1]	$ 358,290
China Resources Bank of Zhuhai Co., Ltd [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[1]	October 22, 2024 to October 22, 2025
Interest rate, Short-term bank loans	[1]	4.26%
Total, Short-term bank loans	[1]	$ 292,144
Bank of China [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[1]	December 6, 2024 to December 5, 2025
Interest rate, Short-term bank loans	[1]	3.55%
Total, Short-term bank loans	[1]	$ 168,038
Bank of China [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[1]	December 24, 2024 to December 23, 2025
Interest rate, Short-term bank loans	[1]	3.55%
Total, Short-term bank loans	[1]	$ 82,765
Shanghai Pudong Development Bank [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[3]	December 13, 2024 to December 13, 2025
Interest rate, Short-term bank loans	[3]	3.20%
Total, Short-term bank loans	[3]	$ 401,007
Industrial Bank [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[1]	August 25, 2023 to August 25, 2024
Interest rate, Short-term bank loans	[1]	3.85%
Total, Short-term bank loans	[1]		159,273
China Resources Bank of Zhuhai Co., Ltd [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[1]	October 23, 2023 to October 23, 2024
Interest rate, Short-term bank loans	[1]	5.53%
Total, Short-term bank loans	[1]		293,617
Bank of China [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[1]	December 6, 2023 to December 6, 2024
Interest rate, Short-term bank loans	[1]	3.90%
Total, Short-term bank loans	[1]		252,067
Shanghai Pudong Development Bank [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[3]	December 13, 2023 to December 13, 2024
Interest rate, Short-term bank loans	[3]	3.65%
Total, Short-term bank loans	[3]		403,030
China Minsheng Bank [Member]
Schedule of Bank Loans [Line Items]
Loan period, Short-term bank loans	[1]	February 27, 2024 to February 27, 2025
Interest rate, Short-term bank loans	[1]	4.51%
Total, Short-term bank loans	[1]		553,994
Shenzhen Qianhai WeBank Company Limited [Member]
Schedule of Bank Loans [Line Items]
Loan period, Current portion of long-term bank loan	[1]	April 1, 2024 to March 16, 2026
Interest rate, Current portion of long-term bank loan	[1]	13.77%
Total, Current portion of long-term bank loan	[1]	$ 47,247
China Construction Bank [Member]
Schedule of Bank Loans [Line Items]
Loan period, Non-current portion of long-term bank loan	[1]	June 14, 2023 to June 14, 2026
Interest rate, Non-current portion of long-term bank loan	[1]	4.05%
Total, Non-current portion of long-term bank loan	[1]	$ 287,872	$ 289,323

[1]	The loans were guaranteed by a shareholder.
[2]	The loan was unsecured.
[3]	The loan was guaranteed by a shareholder and a related party.